Commitments and Contingencies - Additional Information - ALP (Details) $ in Thousands	1 Months Ended	12 Months Ended			14 Months Ended
	Mar. 31, 2014 USD ($) vessel	Dec. 31, 2017 USD ($) newbuilding	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2017 vessel
Loss Contingencies [Line Items]
Payments due to delay in delivery of unit		$ 533,260	$ 294,581	$ 664,667
Aggregate principal amount		3,173,229	3,237,703
ALP Maritime Services B.V.
Loss Contingencies [Line Items]
Percentage of ownership interest acquired	100.00%
Number of vessels | vessel					3
Expected cost of newbuildings	$ 258,000
Payments made towards the commitment		233,900
Payments due in 2018		23,700
ALP Maritime Services B.V. | Newbuildings
Loss Contingencies [Line Items]
Number of vessels | vessel	4
Undrawn borrowings		22,600
ALP Maritime Services B.V. | Newbuildings | Long-term debt
Loss Contingencies [Line Items]
Aggregate principal amount		$ 185,000
ALP Maritime Services B.V. | Newbuildings | Reimbursements
Loss Contingencies [Line Items]
Number of vessels | newbuilding		3
Payments due to delay in delivery of unit		$ 24,600	$ 7,000